Stock-Based Compensation (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended						12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 18, 2013 General Things [Member]	Dec. 31, 2011 Consultants [Member]	Dec. 31, 2011 Consultants [Member]	Apr. 30, 2013 Contractor [Member]	Dec. 31, 2012 Selling and Marketing Expense [Member]	Dec. 31, 2012 Selling and Marketing Expense [Member]	Sep. 30, 2014 Selling and Marketing Expense [Member] Consultants [Member]	Sep. 30, 2013 Selling and Marketing Expense [Member] Consultants [Member]	Dec. 31, 2013 Selling and Marketing Expense [Member] Consultants [Member]	Dec. 31, 2012 Selling and Marketing Expense [Member] Consultants [Member]	Dec. 31, 2011 Selling and Marketing Expense [Member] Consultants [Member]	Dec. 31, 2013 Selling and Marketing Expense [Member] Contractor [Member]	Dec. 31, 2013 Cost of Sales [Member]	Dec. 31, 2012 Research and Development Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 Stock Options Modified [Member]	Dec. 31, 2012 Stock Options Modified [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Sep. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member] Consultants [Member]	Oct. 30, 2013 Restricted Stock [Member] General Things [Member]	Oct. 31, 2013 Restricted Stock [Member] General Things [Member]	Oct. 30, 2013 Restricted Stock [Member] General Things [Member] Shares subject to monthly vesting over a three-year service period [Member]	Oct. 31, 2013 Restricted Stock [Member] General Things [Member] Shares subject to monthly vesting over a three-year service period [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants [Member]	Jun. 30, 2011 Restricted Stock [Member] Consultants [Member]	Dec. 31, 2011 Restricted Stock [Member] Consultants [Member]	Sep. 30, 2014 Restricted Stock [Member] Research and Development Expense [Member] General Things [Member]	Dec. 31, 2013 Restricted Stock [Member] Research and Development Expense [Member] General Things [Member]	Dec. 31, 2011 Restricted Stock [Member] General and Administrative Expense [Member] Consultants [Member]	Sep. 30, 2014 Non Employee Options [Member]	Dec. 31, 2013 Non Employee Options [Member]	Jan. 31, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member] Chief Executive Officer (CEO) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member] Chief Executive Officer (CEO) [Member] Subject to Market Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned stock-based compensation with respect to unvested employee options																										$ 58,500,000	$ 22,800,000
Unearned stock-based compensation expected recognition period																										3 years 4 months 24 days	1 year													1 year 1 month 6 days	1 year 4 months 24 days		3 years
Dividend yield																												0.00%															50.90%
Options outstanding	24,402,000	27,518,000		26,724,000	24,402,000	26,361,000	13,043,000																8,438	250,000
Stock option modification charge					1,100,000								1,000,000							100,000
Common stock sold by eight employees, shares	760,500
Common stock sold by eight employees	13,000,000				13,000,000
Price of share sold by employees	$ 17.08				$ 17.08
Stock-based compensation expense recognized	2,600,000											1,700,000									300,000	600,000
Shares repurchased from two employees	240,000
Number of shares that can be purchased with options granted in period		5,058,000		2,906,000	1,418,000	14,100,000			210,000	90,000	44,000														2,400,000				210,000						600,000
Options granted weighted average exercise price		$ 19.91		$ 15.14	$ 5.10	$ 0.93			$ 1.52	$ 1.5200	$ 15.4000																								$ 0.0033
Restricted stock expense														3,800,000	2,600,000	3,500,000	1,900,000	1,000																			1,300,000	300,000	500,000
Number of shares that can be purchased with options granted in period																																				433,500							5,147,000	270,000
Options and restricted stock granted weighted average exercise price										$ 1.52
Share-based compensation arrangement by share-based payment award, award vesting period									2 years	3 years																4 years				3 years	3 years			3 years												3 years	3 years
Share-based compensation arrangement by share-based payment award, service period										2 years
Shares issued pursuant to acquisition																														430,000	430,000	322,500	322,500
Unearned stock-based compensation unvested								6,900,000																																8,000,000	7,400,000		56,200,000
Restricted stock units issued																																		433,500	600,000							300,000
Restricted stock units issued																										Vesting generally occurs over four years and becomes exercisable at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter.																Two of the grants, or a total of 200,000 shares, are subject to annual vesting over four years based on continued service. The third grant of 100,000 shares will vest 50% on the four-year anniversary and 50% on the five-year anniversary of the grant date based on continued service
Restricted stock units outstanding																																											3,900,000		270,000	3,000,000	3,000,000
Share-based compensation arrangement by share-based payment award, award vesting period									2 years	3 years																4 years				3 years	3 years			3 years												3 years	3 years
General and administrative expense		71,146,000	21,715,000	31,573,000	20,899,000	10,757,000																																					34,900,000
Unearned stock-based compensation related to RSUs																																											56,200,000
Weighted-average period over unearned stock-based compensation																										3 years 4 months 24 days	1 year													1 year 1 month 6 days	1 year 4 months 24 days		3 years
Number of shares purchased with options granted in period		5,058,000		2,906,000	1,418,000	14,100,000			210,000	90,000	44,000														2,400,000				210,000						600,000
Options granted weighted average exercise price		$ 19.91		$ 15.14	$ 5.10	$ 0.93			$ 1.52	$ 1.5200	$ 15.4000																								$ 0.0033
Stock option plan expense																		$ 200,000	$ 200,000